Convertible Notes - Schedule of Convertible Notes (Details)	6 Months Ended
	Jun. 30, 2026 $ / shares	Jun. 05, 2026 $ / shares	May 14, 2026 $ / shares		Dec. 31, 2025 $ / shares	Dec. 10, 2025 $ / shares
Schedule Of Convertible Notes Abstract
Risk-free interest rate	4.1892%	4.1321%			3.5656%	3.5981%
Expected life	1 year 11 months 4 days	2 years	2 years		1 year 11 months 8 days	2 years
Share price (in Dollars per share)	$ 4,380	$ 2,940	$ 5,640		$ 6,102	$ 11,444
Volatility	56.28%	63.98%		[1]	65.98%	65.55%
Conversion Multiple Threshold	1.22	1.22		[1]	1.17	1.17

[1]	As the Second Note was immediately converted into equity upon purchase, the relevant assumptions are not applicable.